UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  February 14, 2013
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 1,709,621

List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equitie   COM         015271109         909   13117   SH         Sole               12934             183
American Assets Trust            COM         024013104       12971  464412   SH         Sole               99913          364499
American Campus Communities      COM         024835100       45101  977691   SH         Sole              391168          586523
American Tower Corp.             COM         03027X100       46919  607206   SH         Sole              276175          331031
Apartment Investment & Managem   COM         03748R101       18194  672364   SH         Sole              146288          526076
AvalonBay Communities, Inc.      COM         053484101      111234  820373   SH         Sole              312521          507852
Boston Properties, Inc.          COM         101121101       99310  938570   SH         Sole              300821          637749
CBL & Associates Properties, I   COM         124830100       15932  751163   SH         Sole              159665          591498
DDR Corporation                  COM         23317H102           3     195   SH         Sole                 195               0
DiamondRock Hospitality          COM         252784301       18999 2110971   SH         Sole             1019380         1091591
Duke Realty Corporation          COM         264411505       21156 1525338   SH         Sole              318801         1206537
Equity Lifestyle Properties      COM         29472R108       40876  607467   SH         Sole              233773          373694
Equity Residential               COM         29476L107       93426 1648589   SH         Sole              568053         1080536
Essex Property Trust, Inc.       COM         297178105       45998  313653   SH         Sole              124899          188754
Extra Space Storage, Inc         COM         30225T102       40573 1114927   SH         Sole              483540          631387
General Growth Properties        COM         370023103       62975 3172539   SH         Sole             1147661         2024878
HCP Inc.                         COM         40414L109       53022 1174083   SH         Sole              245019          929064
Health Care REIT Com             COM         42217K106       86449 1410491   SH         Sole              545657          864834
Healthcare Trust of America      COM         42225P105        7185  725805   SH         Sole              189402          536403
Hyatt Hotels                     COM         448579102       22849  592392   SH         Sole              188661          403731
Kilroy Realty                    COM         49427F108       36798  776836   SH         Sole              320450          456386
Kite Realty Group Trust          COM         49803T102        6053 1082800   SH         Sole              192700          890100
LaSalle Hotel Properties         COM         517942108       26321 1036673   SH         Sole              216567          820106
Marriott International-CL A      COM         571903202       42215 1132702   SH         Sole              458262          674440
Post Properties, Inc.            COM         737464107       47777  956501   SH         Sole              372189          584312
ProLogis Inc.                    COM         74340W103       78597 2153932   SH         Sole              777300         1376632
Public Storage                   COM         74460D109       93618  645814   SH         Sole              236210          409604
Regency Centers Corp.            COM         758849103       23693  502832   SH         Sole              160404          342428
Retail Opportunity Investments   COM         76131N101       27215 2117598   SH         Sole             1068468         1049130
Retail Properties of America,    COM         76131V202       11682  975891   SH         Sole              196612          779279
SL Green Realty Corp.            COM         78440X101       46553  607351   SH         Sole              222028          385323
Saul Centers, Inc.               COM         804395101       11899  278089   SH         Sole               59019          219070
Simon Property Group, Inc.       COM         828806109      200744 1269811   SH         Sole              460078          809733
Spirit Realty Capital            COM         84860F109       21038 1183191   SH         Sole              497880          685311
Taubman Centers, Inc.            COM         876664103       41485  526992   SH         Sole              213955          313037
Ventas, Inc.                     COM         92276F100       79018 1220919   SH         Sole              495275          725644
Vornado Realty Trust             COM         929042109       70833  884529   SH         Sole              331842          552687
REPORT SUMMARY                             37DATA RECORDS  1709621           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED